UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Abrams Bison Investments, L.L.C.

Address: 4800 Hampden Lane, Suite 1050
         Bethesda, MD 20814


13F File Number: 028- 11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin M. Abrams
Title:  Managing Member
Phone:  (301) 657 5925


Signature, Place and Date of Signing:

  /s/ Gavin M. Abrams           Bethesda, Maryland           August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:  $547,222
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number               Name

1.         028-11159                          Abrams Bison Partners, L.P.

                                                    FORM 13F INFORMATION TABLE


                               TITLE OF               VALUE      SHRS OR    SH/ PUT/   INVESTMENT       OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP      (X$1000)    PRN AMT    PRN CALL   DISCRETION       MGRS  SOLE    SHARED    NONE
--------------                 -----      -----      --------    -------    --- ----   ----------       ----  ----    ------    ----
AUTOZONE INC                    COM     053332102     54,211      396,800   SH         SHARED-DEFINED   1              396,800
BED BATH & BEYOND INC           COM     075896100    108,891    3,025,600   SH         SHARED-DEFINED   1            3,025,600
CBS CORP NEW                    CL B    124857202     34,913    1,047,800   SH         SHARED-DEFINED   1            1,047,800
FIRST AMERN CORP CALIF          COM     318522307     12,593      254,399   SH         SHARED-DEFINED   1              254,399
FREEPORT-MCMORAN COPPER & GO    COM     35671D857     50,611      611,100   SH         SHARED-DEFINED   1              611,100
HASBRO INC                      COM     418056107     51,026    1,624,500   SH         SHARED-DEFINED   1            1,624,500
HASBRO INC                      COM     418056107     13,585      432,500       CALL   SHARED-DEFINED   1              432,500
HEIDRICK & STRUGGLES INTL IN    COM     422819102     23,606      460,689   SH         SHARED-DEFINED   1              460,689
MICROSOFT CORP                  COM     594918104     14,735      500,000   SH         SHARED-DEFINED   1              500,000
NVR INC                         COM     62944T105     75,180      110,600   SH         SHARED-DEFINED   1              110,600
PIONEER NAT RES CO              COM     723787107     35,354      725,800   SH         SHARED-DEFINED   1              725,800
SUNOCO INC                      COM     86764P109     35,059      440,000   SH         SHARED-DEFINED   1              440,000
VALERO ENTERGY CORP NEW         COM     91913Y100     12,811      173,450   SH         SHARED-DEFINED   1              173,450
RENAISSANCERE HOLDINGS LTD      COM     G7496G103     24,647      397,600   SH         SHARED-DEFINED   1              397,600








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